Selected Quarterly Data (Unaudited) (Summarized Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Selected Quarterly Data (Unaudited)
Revenues	$ 83.0	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Cost of sales	92.2	102.4	119.3	129.4	118.9	112.5	90.2	85.7	82.0	470.0	370.4	269.1
Net (loss) earnings	$ (243.1)	$ (25.1)	$ (69.8)	$ 3.5	$ (5.0)	$ 4.9	$ (9.9)	$ 13.6	$ 5.8	$ (96.4)	$ 14.4	$ (24.1)
Basic net earnings (loss) per common share (in dollars per share)	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.72	$ (1.20)
Diluted net earnings (loss) per common share (in dollars per share)	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.71	$ (1.20)
Goodwill impairment	$ 28.3	$ 1.2	$ 45.8							$ 47.0	$ 0.0	$ 0.0